Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002026514
Document Type	POS AM
Entity Registrant Name	Namib Minerals
Entity Incorporation, State or Country Code	E9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-effective Amendment No. 3 to the Registration Statement on Form F-1 (File No. 333-288328) (as amended, the “Registration Statement”) of Namib Minerals (the “Registrant”), as originally declared effective by the Securities and Exchange Commission on July 22, 2025, is being filed pursuant to the undertakings in Item 9 of Form F-1 and includes the Registrant’s audited consolidated financial statements as of December 31, 2025 and 2024 and for each year in the three-year period ended December 31, 2025, and certain other updates.No additional securities are being registered under this Post-effective Amendment No. 3. The applicable registration fees were paid at the time of the original filing of the Registration Statement.
Amendment Flag	true